Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,358	$ 6,400	$ 5,838	$ 7,686
Restricted cash	85	84
Trade accounts receivable and other (including 291 and 322 from related parties at June 30, 2025 and December 31, 2024, respectively)	4,628	3,375
Inventories (note 2)	19,126	16,501
Prepaid expenses and other current assets	3,576	3,022
Assets held for sale (note 5)	199	0
Total current assets	32,972	29,382
Non-current assets:
Goodwill and intangible assets	5,343	4,453
Property, plant and equipment and biological assets	39,621	33,311
Investments in associates and joint ventures (note 4)	10,668	11,420
Other investments	342	299
Deferred tax assets	8,586	8,942
Other assets	1,346	1,578
Total non-current assets	65,906	60,003
Total assets	98,878	89,385
Current liabilities:
Short-term debt and current portion of long-term debt (note 9)	3,173	2,748
Trade accounts payable and other (including 285 and 291 to related parties at June 30, 2025 and December 31, 2024, respectively)	12,741	12,921
Short-term provisions (note 11)	1,036	938
Accrued expenses and other liabilities	6,048	4,738
Income tax liabilities	499	480
Liabilities held for sale (note 5)	103	0
Total current liabilities	23,600	21,825
Non-current liabilities:
Long-term debt, net of current portion (note 9)	10,559	8,815
Deferred tax liabilities	2,429	2,338
Deferred employee benefits	2,521	2,338
Long-term provisions (note 11)	1,750	1,361
Other long-term obligations	1,549	1,422
Total non-current liabilities	18,808	16,274
Total liabilities	42,408	38,099
Equity (note 7):
Equity attributable to the equity holders of the parent	54,378	49,223
Non-controlling interests	2,092	2,063
Total equity	56,470	51,286	$ 54,299	$ 56,068
Total liabilities and equity	$ 98,878	$ 89,385